Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (7,532,533)	$ (4,255,033)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	5,681	10,124
Accrued stock compensation to employees	19,340	19,400
Accrued stock compensation to nonemployees	61,030	64,020
Issuance of stock-based compensation	356,329
Inventory valuation allowance	13,265	12,150
Increase or decrease in:
Accounts receivable	(63,385)	(23,184)
Inventory	160,636	42,540
Prepaid clinical expenses	(612,161)
Prepaid insurance and services	(118,884)	42,661
Other	2,162
Accounts payable and accrued expenses	1,119,033	898,882
Total adjustments	943,046	1,066,593
NET CASH USED IN OPERATING ACTIVITIES	(6,589,487)	(3,188,440)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of furniture and equipment	(1,324)	(2,959)
Proceeds from mortgage note receivable	37,456	35,899
NET CASH PROVIDED BY INVESTING ACTIVITIES	36,132	32,940
CASH FLOWS FROM FINANCING ACTIVITIES
Collection of stock subscription receivable	130,062
Proceeds from sale of common stock, preferred stock and warrants, net of issuance costs	6,989,600	4,101,939
NET CASH PROVIDED BY FINANCING ACTIVITIES	7,119,662	4,101,939
NET INCREASE IN CASH AND CASH EQUIVALENTS	566,307	946,439
CASH AND CASH EQUIVALENTS, beginning of year	2,217,412	1,270,973
CASH AND CASH EQUIVALENTS, end of year	2,783,719	2,217,412
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid for interest
Cash paid for income taxes
NONCASH INVESTING AND FINANCING ACTIVITIES
Capitalization of right-to-use asset and lease liability	68,022
Common stock issued in exchange for a subscription receivable		130,062
Conversion of preferred stock into common stock		$ 1,424